Supplement dated April 27, 2021
to the
Citibank Annuity prospectus dated May 1, 2000
This supplement updates certain information contained in the prospectus. Please read it and keep it with the prospectus for future reference.
The following disclosures are added to the prospectus. These disclosures supersede any conflicting information presently included in the prospectus.
1)	The following section is hereby deleted and replaced in its entirety:
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
2)	The following section is hereby added to the prospectus:
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
3)	The following section is hereby added to the prospectus:
PROS-2021-13

Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix C: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
The following sections of the prospectus are restated.
1)	The Total Annual Mutual Fund Operating Expenses table, which shows the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that a contract owner may periodically pay while the contract is in force. More detail concerning each mutual fund’s fees and expenses is contained in the mutual fund’s prospectus.
2)	The Legal Proceedings for Nationwide Life Insurance Company, which describe certain information about the legal and regulatory proceedings that the Company is subject to.
3)	The Underlying Mutual Fund Information appendix, which contains information about the mutual funds available to the contract owner through investment in the sub-accounts.

Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.27%	1.00%
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
PROS-2021-13

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before September 27, 1999
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
BNY Mellon Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
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Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
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